Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information

Parkway's primary business is the ownership and operation of office properties. The Company accounts for each office property or groups of related office properties as an individual operating segment.  Parkway has aggregated its individual operating segments into a single reporting segment due to the fact that the individual operating segments have similar operating and economic characteristics.

The Company believes that the individual operating segments exhibit similar economic characteristics such as being leased by the square foot, sharing the same primary operating expenses and ancillary revenue opportunities and being cyclical in the economic performance based on current supply and demand conditions.  The individual operating segments are also similar in that revenues are derived from the leasing of office space to customers and each office property is managed and operated consistently in accordance with Parkway's standard operating procedures.  The range and type of customer uses of our properties is similar throughout our portfolio regardless of location or class of building and the needs and priorities of our customers do not vary from building to building.  Therefore, Parkway's management responsibilities do not vary from location to location based on the size of the building, geographic location or class.

The following reflects net income (loss) attributable to common stockholders for office properties and total consolidated entities for the years ending December 31, 2012, 2011 and 2010.  Amounts presented as "Unallocated and Other" represent primarily income and expense associated with providing management services, corporate general and administration expense, interest expense on unsecured credit facility and preferred dividends.

	At or for the year ended December 31, 2012
	Office Properties	Unallocated and Other	Consolidated
	(in thousands)
Income from office and parking properties (a)	$196,405	$—	$196,405
Management company income	—	19,778	19,778
Property operating expenses (b)	(76,360)	—	(76,360)
Depreciation and amortization	(78,195)	—	(78,195)
Management company expenses	—	(17,237)	(17,237)
Income tax expense	—	(261)	(261)
General and administrative expenses	—	(16,420)	(16,420)
Acquisition costs	(2,791)	—	(2,791)
Interest and other income	—	272	272
Interest expense (c)	(30,980)	(3,940)	(34,920)
Adjustment for noncontrolling interest-unit holders	—	269	269
Adjustment for noncontrolling interest-real estate partnerships	3,317	—	3,317
Income from discontinued operations	1,144	—	1,144
Impairment loss on real estate	(5,700)	—	(5,700)
Impairment loss on management contracts and goodwill	—	(41,967)	(41,967)
Gain on sale of real estate from discontinued operations	12,939	—	12,939
Gain on sale of real estate and other assets	48	500	548
Change in fair value of contingent consideration	—	(216)	(216)
Dividends on preferred stock	—	(10,843)	(10,843)
Dividends on convertible preferred stock	—	(1,011)	(1,011)
Net income (loss) attributable to common stockholders	$19,827	$(71,076)	$(51,249)
Total assets	$1,832,493	$74,118	$1,906,611
Office and parking properties	$1,562,717	$—	$1,562,717
Capital expenditures (d)	$37,506	$—	$37,506

(a)	Included in income from office and parking properties are rental revenues, customer reimbursements, parking income and other income.

(b)	Included in property operating expenses are real estate taxes, insurance, contract services, repairs and maintenance and property operating expenses.

(c)
 Interest expense for office properties represents interest expense on property secured mortgage debt.  It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".

(d)	Capital expenditures include building improvements, tenant improvements and leasing costs.

	At or for the year ended December 31, 2011
	Office Properties	Unallocated and Other	Consolidated
	(in thousands)
Income from office and parking properties (a)	$136,282	$—	$136,282
Management company income	—	16,896	16,896
Property operating expenses (b)	(56,041)	—	(56,041)
Depreciation and amortization	(53,129)	—	(53,129)
Management company expenses	—	(13,337)	(13,337)
Income tax expense	—	(56)	(56)
General and administrative expenses	—	(18,805)	(18,805)
Acquisition costs	(1,225)	(15,994)	(17,219)
Interest and other income	—	938	938
Equity in earnings of unconsolidated joint ventures	57	—	57
Interest expense (c)	(23,693)	(6,724)	(30,417)
Adjustment for noncontrolling interest – unit holders	—	(5)	(5)
Adjustment for noncontrolling interest – real estate partnerships	85,105	—	85,105
Loss from discontinued operation	(193,085)	—	(193,085)
Impairment loss on real estate	(6,420)	—	(6,420)
Impairment loss on mortgage loan receivable	—	(9,235)	(9,235)
Gain on sale of real estate from discontinued operations	17,825	—	17,825
Gain on sale of real estate	743	—	743
Change in fair value of contingent consideration	—	13,000	13,000
Dividends on preferred stock	—	(10,052)	(10,052)
Net loss attributable to common stockholders	$(93,581)	$(43,374)	$(136,955)
Total assets	$1,532,803	$103,508	$1,636,311
Office and parking properties	$921,937	$—	$921,937
Assets held for sale	$382,789	$—	$382,789
Capital expenditures (d)	$58,758	$—	$58,758

(a)	Included in income from office and parking properties are rental revenues, customer reimbursements, parking income and other income.

(b)	Included in property operating expenses are real estate taxes, insurance, contract services, repairs and maintenance and property operating expenses.

(c)
Interest expense for office properties represents interest expense on property secured mortgage debt.  It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".

(d)	Capital expenditures include building improvements, tenant improvements and leasing costs.

	At or for the year ended December 31, 2010
	Office Properties	Unallocated and Other	Consolidated
	(in thousands)
Income from office and parking properties (a)	$82,100	$—	$82,100
Management company income	—	1,652	1,652
Property operating expenses (b)	(35,661)	—	(35,661)
Depreciation and amortization	(25,041)	—	(25,041)
Management company expenses	—	(2,756)	(2,756)
Income tax expense	—	(2)	(2)
General and administrative expenses	—	(15,318)	(15,318)
Acquisition costs	(846)	—	(846)
Interest and other income	—	1,487	1,487
Equity in earnings of unconsolidated joint ventures	326	—	326
Interest expense (c)	(13,021)	(6,016)	(19,037)
Adjustment for noncontrolling interest – real estate partnerships	10,789	—	10,789
Loss from discontinued operations	(8,869)	—	(8,869)
Gain on sale of real estate from discontinued operations	8,518	—	8,518
Gain on sale of real estate	40	—	40
Dividends on preferred stock	—	(6,325)	(6,325)
Net income (loss) attributable to common stockholders	$18,335	$(27,278)	$(8,943)
Total assets	$1,590,545	$13,137	$1,603,682
Office and parking properties	$1,389,767	$—	$1,389,767
Capital expenditures (d)	$49,760	$—	$49,760

(a)	Included in income from office and parking properties are rental revenues, customer reimbursements, parking income and other income.

(b)	Included in property operating expenses are real estate taxes, insurance, contract services, repairs and maintenance and property operating expenses.

(c)
Interest expense for office properties represents interest expense on property secured mortgage debt.  It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".

(d)	Capital expenditures include building improvements, tenant improvements and leasing costs.